Interest-bearing Financial Liabilities - Additional Information (Detail) - PHP (₱) ₱ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Borrowings [Abstract]
Unamortized debt discount	₱ 525,000	₱ 631,000	₱ 676,000
Percentage of dollar portion of debt	20.00%	31.00%
Percentage of unhedged portion of debt	8.00%	8.00%
Consolidated future minimum payments for finance leases and the long-term portion of obligations under finance leases	₱ 679	₱ 994